Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended	67 Months Ended	79 Months Ended	91 Months Ended	103 Months Ended
		May 16, 2017	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000234546
Account Value [Line Items]
Accumulated Value		$ 10,000	$ 10,180		$ 9,761	$ 10,510	$ 10,091	$ 11,465	$ 11,810	$ 12,420	$ 12,946	$ 13,471
C000234545
Account Value [Line Items]
Line Graph and Table Measure Name				FS Multi-Strategy Alternatives Fund, Class I Shares
Accumulated Value		100,000	101,900		98,010	105,625	101,766	115,974	119,637	126,146	131,884	137,575
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			S&P 500 Index (USD) (TR)
Accumulated Value		10,000	11,275		10,781	14,175	16,783	21,601	17,689	22,339	27,928	32,921
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			S&P 500 Index (USD) (TR)
Accumulated Value		100,000	112,751		107,807	141,752	167,833	216,010	176,889	223,388	279,280	329,215
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value		10,000	10,066		10,254	10,488	10,558	10,563	10,717	11,254	11,845	12,340
HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Accumulated Value		10,000	10,348		9,652	10,484	11,199	11,607	11,096	11,440	12,043	12,902
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value		100,000	100,656		102,543	104,881	105,581	105,633	107,170	112,545	118,455	123,404
HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Accumulated Value		$ 100,000	$ 103,478		$ 96,523	$ 104,844	$ 111,986	$ 116,074	$ 110,960	$ 114,404	$ 120,428	$ 129,024

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.